Segments (Narrative) (Details)	6 Months Ended
	Jun. 30, 2023 Customers Segments	Jun. 30, 2022 Customers
Segment Reporting Information [Line Items]
Number of segments | Segments	2
Number of customer | Customers	2	2
Customer One [Member]
Segment Reporting Information [Line Items]
Customer revenue percentage	18.00%	14.00%
Customer Two [Member]
Segment Reporting Information [Line Items]
Customer revenue percentage	25.00%	12.00%